CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 17,087	$ 159,160	$ 72,995
Other Comprehensive Income (Loss), Net of Income Taxes:
Cumulative translation adjustment, net of income taxes of $0	(1,966)	(10,234)	(11,788)
Write-off of translation adjustment in connection with liquidation of foreign subsidiaries	4,008
Change in fair value of cash flow hedging derivatives, net of income taxes of $(1,160), $566 and $602, respectively	(2,097)	1,127	983
Comprehensive Income	$ 17,032	$ 150,053	$ 62,190